UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21211

        Nuveen Insured New York Tax-Free Advantage Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            09/30

Date of reporting period:          06/30/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

		Portfolio of Investments (Unaudited)
		Nuveen Insured New York Tax - Free Advantage Municipal Fund (NRK)
		June 30, 2005

Principal			Optional Call		Market
Amount (000)		Description(1)	Provisions*	Ratings**	Value

		Consumer Staples - 4.5% (3.0% of Total Investments)
$ 360		Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series	5/12 at 100.00	BBB	$ 370,325
		2002, 5.375%, 5/15/33
1,500		New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, Series 2003, 5.750%,	6/13 at 100.00	BBB	1,567,770
		6/01/33
450		TSASC Inc., New York, Tobacco Flexible Amortization Bonds, Series 1999-1, 6.250%, 7/15/34	7/09 at 101.00	BBB	473,945

		Education and Civic Organizations - 22.4% (15.1% of Total Investments)
1,000		New York City Trust for Cultural Resources, New York, Revenue Refunding Bonds, Museum of Modern	1/07 at 102.00	AAA	1,053,010
		Art, Series 1996A, 5.500%, 1/01/21 - AMBAC Insured
1,000		Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	No Opt. Call	AAA	1,120,120
		Facilities, Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) - XLCA Insured
395		Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/09 at 101.00	AAA	414,284
		Facilities, Series 1999B, 5.125%, 7/01/28 - MBIA Insured
2,000		Dormitory Authority of the State of New York, Insured Revenue Bonds, Mount Sinai School of	No Opt. Call	AAA	2,256,880
		Medicine, Series 1994A, 5.150%, 7/01/24 - MBIA Insured
100		Dormitory Authority of the State of New York, Insured Revenue Bonds, Rochester Institute of	7/07 at 101.00	AAA	104,845
		Technology, Series 1997, 5.250%, 7/01/22 - MBIA Insured
1,000		Dormitory Authority of the State of New York, Second General Resolution Consolidated Revenue	7/10 at 101.00	AAA	1,143,760
		Refunding Bonds, City University System, Series 2000A, 6.125%, 7/01/13 - AMBAC Insured
2,000		Dormitory Authority of the State of New York, Insured Revenue Bonds, Long Island University, Series	9/12 at 100.00	AA	2,107,540
		2003A, 5.000%, 9/01/32 - RAAI Insured
1,000		Dormitory Authority of the State of New York, Revenue Bonds, Mount St. Mary College, Series 2003,	7/13 at 100.00	AA	1,054,240
		5.000%, 7/01/32 - RAAI Insured
2,500		Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of Technology,	7/12 at 100.00	Aaa	2,712,250
		Series 2002A, 5.250%, 7/01/22 - AMBAC Insured

		Healthcare - 20.7% (13.9% of Total Investments)
500		New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series	2/12 at 100.00	AAA	556,935
		2002A, 5.500%, 2/15/17 - FSA Insured
2,640		New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series	2/13 at 100.00	AAA	2,904,079
		2003A, 5.250%, 2/15/21 - AMBAC Insured
830		Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian Hospital,	8/14 at 100.00	AAA	928,148
		Series 2004A, 5.250%, 8/15/15 - FSA Insured
25		Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer	7/13 at 100.00	AAA	26,985
		Center, Series 2003-1, 5.000%, 7/01/21 - MBIA Insured
750		Dormitory Authority of the State of New York, Revenue Bonds, South Nassau Communities Hospital,	7/13 at 100.00	Baa1	802,275
		Series 2003B, 5.500%, 7/01/23
500		Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Group,	5/13 at 100.00	A3	532,840
		Series 2003, 5.375%, 5/01/23
2,000		Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, Lutheran	2/13 at 100.00	AAA	2,120,960
		Medical Center, Series 2003, 5.000%, 8/01/31 - MBIA Insured
3,000		Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, St.	8/12 at 100.00	AAA	3,171,090
		Barnabas Hospital, Series 2002A, 5.000%, 2/01/31 - AMBAC Insured

		Long-Term Care - 2.4% (1.6% of Total Investments)
1,185		Dormitory Authority of the State of New York, FHA-Insured Nursing Home Mortgage Revenue Bonds,	2/13 at 102.00	AAA	1,285,571
		Shorefront Jewish Geriatric Center Inc., Series 2002, 5.200%, 2/01/32

		Tax Obligation/General - 5.2% (3.5% of Total Investments)
2,400		New York City, New York, General Obligation Bonds, Fiscal Series 1998H, 5.125%, 8/01/25 - MBIA	8/08 at 101.00	AAA	2,541,144
		Insured
225		New York City, New York, General Obligation Bonds, Fiscal Series 2004B, 5.250%, 8/01/15	8/14 at 100.00	A+	249,917

		Tax Obligation/Limited - 47.4% (32.0% of Total Investments)
2,695		Buffalo Fiscal Stability Authority, New York, Sales Tax Revenue State Aid Secured Bonds, Series	No Opt. Call	AAA	3,032,522
		2004A, 5.250%, 8/15/12 - MBIA Insured
1,000		Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series	7/12 at 100.00	AAA	1,066,780
		2002A, 5.000%, 7/01/25 - FGIC Insured
560		Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003, 5.500%,	1/13 at 102.00	BBB	590,985
		1/01/34
3,000		New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series	8/12 at 100.00	AAA	3,327,870
		2003C, 5.250%, 8/01/18 - AMBAC Insured
2,000		New York City Transitional Finance Authority, New York, Future Tax Secured Refunding Bonds, Fiscal	2/13 at 100.00	AAA	2,170,000
		Series 2003D, 5.000%, 2/01/22 - MBIA Insured
145		Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health Services	8/09 at 101.00	AAA	156,272
		Facilities, Series 1999D, 5.250%, 2/15/29 - FSA Insured
1,290		New York State Environmental Facilities Corporation, State Personal Income Tax Revenue Bonds,	1/13 at 100.00	AAA	1,395,393
		Series 2002A, 5.000%, 1/01/23 - FGIC Insured
3,000		Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program,	10/12 at 100.00	AAA	3,295,260
		Series 2002D, 5.250%, 10/01/23 - MBIA Insured
3,500		New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2002B, 5.000%,	4/12 at 100.00	AAA	3,750,040
		4/01/20 - AMBAC Insured
565		New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2004B, 5.250%,	No Opt. Call	AAA	631,540
		4/01/12 - AMBAC Insured
100		New York State Urban Development Corporation, Revenue Refunding Bonds, Correctional Capital	1/08 at 102.00	AAA	105,596
		Facilities, Series 1998, 5.000%, 1/01/20 - MBIA Insured
2,000		New York State Urban Development Corporation, Service Contract Revenue Bonds, Correctional and	No Opt. Call	AA-	2,201,260
		Youth Facilities, Series 2002A, 5.500%, 1/01/17 (Mandatory put 1/01/11)
		New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
		Government Assistance Corporation, Series 2004A:
610		5.000%, 10/15/25 - MBIA Insured	10/14 at 100.00	AAA	658,635
555		5.000%, 10/15/26 - MBIA Insured	10/14 at 100.00	AAA	600,149
1,200		New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State	6/13 at 100.00	AAA	1,320,156
		Contingency Contract-Backed Bonds, Series 2003A-1, 5.250%, 6/01/20 - AMBAC Insured
750		New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State	6/13 at 100.00	AA-	831,870
		Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21
250		Yonkers Industrial Development Agency, New York, Revenue Bonds, Community Development Properties -	2/11 at 100.00	BBB-	274,100
		Yonkers Inc. Project, Series 2001A, 6.250%, 2/01/16

		Transportation - 8.2% (5.5% of Total Investments)
1,000		Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series	11/12 at 100.00	AAA	1,067,490
		2002A, 5.000%, 11/15/25 - FGIC Insured
3,030		Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Twenty-Eighth	11/12 at 101.00	AAA	3,298,973
		Series 2002, 5.000%, 11/01/22 - FSA Insured

		U.S. Guaranteed *** - 19.9% (13.4% of Total Investments)
100		Erie County Water Authority, New York, Water Revenue Bonds, Series 1990B, 6.750%, 12/01/14 - AMBAC	12/09 at 100.00	AAA	119,424
		Insured
195		New York, General Obligation Bonds, Series 1998B, 5.000%, 3/01/17 (Pre-refunded to 3/01/08) -	3/08 at 101.00	AAA	207,909
		AMBAC Insured
990		Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/09 at 101.00	AAA	1,081,704
		Facilities, Series 1999B, 5.125%, 7/01/28 (Pre-refunded to 7/01/09) - MBIA Insured
1,855		Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health Services	8/09 at 101.00	AAA	2,035,566
		Facilities, Series 1999D, 5.250%, 2/15/29 (Pre-refunded to 8/15/09) - FSA Insured
2,500		Dormitory Authority of the State of New York, Revenue Bonds, State Personal Income Tax, Series	3/13 at 100.00	AAA	2,785,425
		2003A, 5.000%, 3/15/32 (Pre-refunded to 3/15/13) - FGIC Insured
		New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, State
		Facilities and Equipment, Series 2002C-1:
1,000		5.500%, 3/15/20 (Pre-refunded to 3/15/13) - FGIC Insured	3/13 at 100.00	AAA	1,147,940
1,000		5.500%, 3/15/21 (Pre-refunded to 3/15/13) - FGIC Insured	3/13 at 100.00	AAA	1,147,940
1,975		Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 2002A,	1/12 at 100.00	AAA	2,092,414
		5.125%, 1/01/31 (Pre-refunded to 1/01/12) - MBIA Insured

		Utilities - 16.0% (10.8% of Total Investments)
4,000		Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A,	6/08 at 101.00	AAA	4,227,520
		5.125%, 12/01/22 - FSA Insured
2,000		New York State Power Authority, General Revenue Bonds, Series 2002A, 5.000%, 11/15/20	11/12 at 100.00	Aa2	2,154,340
2,000		Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2000HH, 5.250%, 7/01/29 - FSA	7/10 at 101.00	AAA	2,171,940
		Insured

		Water and Sewer - 1.7% (1.2% of Total Investments)
870		Niagara Falls Public Water Authority, New York, Water and Sewerage Revenue Bonds, Series 2003A,	7/06 at 100.00	AAA	892,958
		5.500%, 7/15/24 - MBIA Insured

$ 73,095		Total Long-Term Investments (cost $75,052,201) - 148.4%			79,338,884

		Other Assets Less Liabilities - 2.1%			1,107,022

		Preferred Shares, at Liquidation Value - (50.5)%			(27,000,000)

		Net Assets Applicable to Common Shares - 100%			$53,445,906

		At least 80% of the Fund's net assets (including net assets attributable to Preferred shares) are invested in
		municipal securities that are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio
		Insurance any of which ensure the timely payment of principal and interest. Up to 20% of the Fund's net assets
		(including net assets attributable to Preferred shares) may be invested in municipal securities that are (i) either
		backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities (also
		ensuring the timely payment of principal and interest), or (ii) municipal bonds that are rated, at the time of
		investment, within the four highest grades (Baa or BBB or better by Moody's, S&P or Fitch) or unrated but judged
		to be of comparable quality by the Adviser.
	(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares
		unless otherwise noted.
	*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There
		may be other call provisions at varying prices at later dates.
	**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
	***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency
		securities which ensures the timely payment of principal and interest.
		Income Tax Information
		The following information is presented on an income tax basis. Differences between amounts for financial statement
		and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market
		discount securities and timing differences in recognizing certain gains and losses on security transactions.
		At June 30, 2005, the cost of investments was $75,052,085
		Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2005, were as
		follows:

		Gross unrealized:
		Appreciation			$4,296,103
		Depreciation			(9,304)

		Net unrealized appreciation of investments			$4,286,799

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Insured New York Tax-Free Advantage Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         08/26/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         08/26/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         08/26/05

* Print the name and title of each signing officer under his or her signature.